Consolidated Statement of Cash Flows - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Cash flow from operating activities
Result for the year	€ (14,450)	€ (12,618)
Adjustments for:
Depreciation	570	631
Share-based compensation	1,183	1,248
Financial income and expense	1,259	293
Results related to associates	8	107
Gain on disposal of associate		(621)
Results related to financial liabilities measured at fair value through profit or loss	(3,764)	729
Income tax expenses	7	7
Changes in working capital	(4,054)	(952)
Cash used in operations	(19,241)	(11,176)
Corporate income tax paid	(7)	(7)
Interest paid	(1,219)	(578)
Net cash used in operating activities	(20,467)	(11,761)
Cash flow from investing activities
Purchases of property, plant and equipment	(244)	(32)
Net cash used in investing activities	(244)	(32)
Cash flow from financing activities
Proceeds from issuance of shares, net of transaction costs		2,652
Proceeds from exercise of share options	33	569
Repayment of lease liability	(576)	(236)
Net cash (used in)/generated by financing activities	(543)	2,985
Net increase (decrease) in cash and cash equivalents	(21,254)	(8,808)
Currency effect cash and cash equivalents	1,342	848
Cash and cash equivalents, at beginning of the period	187,524	75,838
Cash and cash equivalents at the end of the period	€ 167,612	€ 67,878